Material Partly-Owned Subsidiaries - Summary of Cash Flow Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Operating	₽ 63,282	₽ 53,207	₽ 38,867
Investing	(7,138)	(4,969)	(5,218)
Financing	(55,737)	(45,869)	(34,433)
Increase (decrease) in cash and cash equivalents, net	(230)	562	(453)
SKCC and subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating	(3,594)	14,923	11,513
Investing	15,036	25,989	(7,894)
Financing	(11,445)	(41,114)	(3,464)
Increase (decrease) in cash and cash equivalents, net	(3)	(202)	155
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Operating	(347)	707	924
Investing	421	(554)	(584)
Financing	(45)	200	(21)
Increase (decrease) in cash and cash equivalents, net	29	353	319
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Operating	3,017	14,900	2,586
Investing	2,069	(8,035)	(12,368)
Financing	(4,826)	(6,418)	9,482
Increase (decrease) in cash and cash equivalents, net	260	447	(300)
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Operating	(1,532)	(491)	1,622
Investing	1,788	398	622
Financing	(323)	151	(2,090)
Increase (decrease) in cash and cash equivalents, net	(67)	58	154
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Operating	(1,636)	86	(2,123)
Investing	1,807	310	2,352
Financing	(172)	(396)	(274)
Increase (decrease) in cash and cash equivalents, net	(1)		(45)
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Operating	(416)	2,119	1,926
Investing	1,925	(1,226)	(3,782)
Financing	(1,590)	(839)	1,557
Increase (decrease) in cash and cash equivalents, net	(81)	54	(299)
Izhstal [member]
Disclosure of subsidiaries [line items]
Operating	707	987	803
Investing	117	(33)	(34)
Financing	(755)	(949)	(756)
Increase (decrease) in cash and cash equivalents, net	69	5	₽ 13
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Operating	(845)	806
Investing	844	₽ (806)
Financing	0
Increase (decrease) in cash and cash equivalents, net	₽ (1)